UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: July 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Income Fund
Class A [SDSAX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$97	0.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Western Asset Income Fund returned 6.74%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.
Western Asset Income Fund	PAGE 1	7175-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	6.74	2.84	3.26
Class A (with sales charge)	2.67	1.96	2.80
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7175-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7175-ATSR-0925

Western Asset Income Fund
Class C [LWSIX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$171	1.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Western Asset Income Fund returned 6.18%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.
Western Asset Income Fund	PAGE 1	7064-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	6.18	2.13	2.53
Class C (with sales charge)	5.18	2.13	2.53
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7064-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7064-ATSR-0925

Western Asset Income Fund
Class C1 [SDSIX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$144	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C1 shares of Western Asset Income Fund returned 6.25%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.
Western Asset Income Fund	PAGE 1	7211-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C1	6.25	2.43	2.84
Class C1 (with sales charge)	5.25	2.43	2.84
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7211-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7211-ATSR-0925

Western Asset Income Fund
Class I [SDSYX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$68	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class I shares of Western Asset Income Fund returned 7.03%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.
Western Asset Income Fund	PAGE 1	7456-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class I	7.03	3.15	3.57
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7456-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7456-ATSR-0925

Western Asset Income Fund
Class IS [WAGIX]	Annual Shareholder Report | July 31, 2025

This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$58	0.56%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class IS shares of Western Asset Income Fund returned 7.15%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.
Western Asset Income Fund	PAGE 1	7154-ATSR-0925

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 7/31/2015 — 7/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class IS	7.15	3.21	3.64
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
*	Does not include derivatives, except purchased options, if any.
Western Asset Income Fund	PAGE 2	7154-ATSR-0925

WHAT DID THE FUND INVEST IN? (as of July 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Income Fund	PAGE 3	7154-ATSR-0925

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2024 and July 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $134,336 in July 31, 2024 and $143,896 in July 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2024 and $0 in July 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $29,750 in July 31, 2024 and $29,750 in July 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in July 31, 2024 and $0 in July 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $342,635 in July 31, 2024 and $334,889 in July 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Income Fund
Financial Statements and Other Important Information
Annual  | July 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 37.0%
Communication Services — 7.8%
Diversified Telecommunication Services — 1.8%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,900,000	$1,457,112 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,030,000	745,396 *(a)(b)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,050,000	1,780,282 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,040,000	902,644 (a)
Hughes Satellite Systems Corp., Senior Secured Notes	5.250%	8/1/26	210,000	193,775
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	430,000	436,058 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	630,000	649,548 (a)
Total Diversified Telecommunication Services				6,164,815
Entertainment — 0.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,860,000	725,400 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	310,000	264,438 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	810,000	815,848 (a)(c)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	686,000	576,490
Total Entertainment				2,382,176
Media — 4.5%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	150,000	154,087 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	820,000	749,536 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	380,000	379,713 (a)(c)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	300,000	289,545 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,430,000	1,490,519 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,576,050	$1,662,031
Gray Media Inc., Secured Notes	9.625%	7/15/32	390,000	393,702 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	370,000	368,382 (a)
Grupo Televisa SAB, Senior Notes	5.000%	5/13/45	740,000	524,276
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	285,000	238,797 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	7,598,923	8,320,821 (a)(d)
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	330,000	338,371
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	290,000	301,097 (a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	440,000	397,079 (a)
Total Media				15,607,956
Wireless Telecommunication Services — 0.8%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,980,000	1,853,308 (a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	333,000	333,524 (a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	482,000	444,533 (a)
Total Wireless Telecommunication Services				2,631,365

Total Communication Services				26,786,312
Consumer Discretionary — 4.4%
Automobile Components — 0.4%
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	625,000	639,992 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	400,000	388,030 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	480,000	448,312 (a)
Total Automobile Components				1,476,334
Automobiles — 0.7%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,950,000	2,308,375 (a)
Broadline Retail — 0.2%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	400,000	363,384
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — continued
Prosus NV, Senior Notes	3.061%	7/13/31	460,000	$409,845 (a)
Total Broadline Retail				773,229
Hotels, Restaurants & Leisure — 2.1%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	240,000	244,906 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	770,000	784,142 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,860,000	1,802,014 (a)
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	290,000	298,505 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	1,380,000	1,450,697 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	360,000	366,166 (a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	800,000	810,570
Sands China Ltd., Senior Notes	2.850%	3/8/29	530,000	491,774
Sands China Ltd., Senior Notes	3.250%	8/8/31	210,000	188,092
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	660,000	665,488 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	220,000	234,131 (a)
Total Hotels, Restaurants & Leisure				7,336,485
Specialty Retail — 0.9%
Foot Locker Inc., Senior Notes	4.000%	10/1/29	640,000	603,468 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.375%	1/15/29	260,000	242,164 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,090,000	1,082,923 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	600,000	478,784 (a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000	489,944 (a)
Total Specialty Retail				2,897,283
Textiles, Apparel & Luxury Goods — 0.1%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	790,000	181,700 (a)

Total Consumer Discretionary				14,973,406
Consumer Staples — 0.3%
Food Products — 0.3%
TKC Holdings Inc., Senior Notes	10.500%	5/15/29	930,000	956,296 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
TKC Holdings Inc., Senior Secured Notes	6.875%	5/15/28	190,000	$190,073 (a)

Total Consumer Staples				1,146,369
Energy — 6.7%
Energy Equipment & Services — 0.2%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	440,000	449,171 (a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	402,000	344,596 (a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	340,000	2,040 *(a)(b)
Total Energy Equipment & Services				795,807
Oil, Gas & Consumable Fuels — 6.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	410,000	432,635 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	280,000	285,843 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	250,000	244,513 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	530,000	524,989 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	360,000	334,959
Ecopetrol SA, Senior Notes	8.375%	1/19/36	570,000	563,252
Energy Transfer LP, Senior Notes	5.350%	5/15/45	480,000	432,009
EQT Corp., Senior Notes	7.500%	6/1/30	170,000	186,375 (a)
Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes	1.750%	9/30/27	80,342	77,770 (e)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	140,000	146,104 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	120,000	124,179 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	2,620,541	2,581,233 (a)(f)(g)(h)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	340,000	343,609 (a)
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	445,000	453,247
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	1,920,000	2,142,161
Pan American Energy LLC, Senior Notes	8.500%	4/30/32	380,000	410,130 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
PBF Holding Co. LLC/PBF Finance Corp., Senior Notes	6.000%	2/15/28	210,000	$202,276
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	860,000	888,835 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	710,000	714,876 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	690,000	617,177
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.698%	8/30/25	610,000	611,870 (h)(i)
Puma International Financing SA, Senior Notes	7.750%	4/25/29	530,000	548,398 (a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	480,000	473,327 (a)
Range Resources Corp., Senior Notes	4.750%	2/15/30	430,000	418,364 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	160,000	166,408 (a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	240,000	247,128 (a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	150,000	147,068 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	790,000	811,961 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	120,000	110,928 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	830,000	905,699 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,630,000	1,759,697 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	130,000	142,622 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,450,000	1,492,529 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	430,000	406,925 (a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,580,000	1,378,617
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,160,000	$975,883
Total Oil, Gas & Consumable Fuels				22,303,596

Total Energy				23,099,403
Financials — 4.9%
Banks — 2.7%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	520,000	521,533 (a)(h)(i)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	600,000	641,108 (h)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	540,000	537,745 (h)(i)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,400,000 EUR	1,605,780 (e)(h)(i)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,120,000	1,133,255 (a)(h)(i)
Intesa Sanpaolo SpA, Senior Notes	7.800%	11/28/53	1,330,000	1,583,438 (a)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	400,000	428,210 (h)(i)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	930,000 GBP	1,302,655 (h)(i)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
NatWest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	1,150,000 GBP	$1,450,535 (h)(i)
Total Banks				9,204,259
Capital Markets — 0.9%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	480,000	437,631 (a)
Credit Suisse AG AT1 Claim	—	—	5,380,000	0 *(f)(g)(j)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	340,000	346,353 (a)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	780,000	791,960 (a)(h)(i)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	1,040,000	1,111,182 (a)(h)(i)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	380,000	418,012 (a)(h)(i)
Total Capital Markets				3,105,138
Consumer Finance — 0.1%
FirstCash Inc., Senior Notes	5.625%	1/1/30	350,000	346,654 (a)
Financial Services — 1.0%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes (6.950% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.720%)	6.950%	3/10/55	500,000	523,383 (h)
Burford Capital Global Finance LLC, Senior Notes	7.500%	7/15/33	410,000	413,177 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	90,000	93,031 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	160,000	158,866 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	360,000	368,662 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	540,000	$547,872 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.625%	3/1/29	290,000	274,169 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	215,455	204,952 (a)(c)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	270,000	281,166 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	590,000	592,588 (a)
Total Financial Services				3,457,866
Insurance — 0.1%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	270,000	278,432 (a)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	250,000	255,409 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	18,000	18,866 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	250,000	261,772 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				536,047

Total Financials				16,928,396
Health Care — 3.0%
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	290,000	284,515 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	770,000	786,088 (a)
Total Health Care Equipment & Supplies				1,070,603
Health Care Providers & Services — 1.4%
Akumin Inc., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	8/1/27	1,080,000	1,016,475 (a)(d)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,710,000	1,331,030 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	120,000	84,931 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	380,000	$332,778 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	710,000	715,423 (a)(c)
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	690,000	744,535 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	602,000	531,265 (a)
Total Health Care Providers & Services				4,756,437
Health Care Technology — 0.3%
Claritev Corp., Senior Secured Notes	6.750%	3/31/31	887,200	647,656 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	98,392	81,166 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	161,664	159,783 (a)(d)
Total Health Care Technology				888,605
Pharmaceuticals — 1.0%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	800,000	814,971 (a)
Amneal Pharmaceuticals LLC, Senior Secured Notes	6.875%	8/1/32	340,000	345,518 (a)(c)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	180,000	178,591 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	100,000	72,625 (a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	710,000	722,242
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	1,800,000	1,283,384
Total Pharmaceuticals				3,417,331

Total Health Care				10,132,976
Industrials — 5.3%
Aerospace & Defense — 0.5%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	90,000	92,142 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	195,124 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	540,000	564,546 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	940,000	973,595 (a)
Total Aerospace & Defense				1,825,407
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — 0.2%
Advanced Drainage Systems Inc., Senior Notes	5.000%	9/30/27	230,000	$227,810 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	290,000	297,612 (a)
Total Building Products				525,422
Commercial Services & Supplies — 1.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	970,000	949,329
GEO Group Inc., Senior Notes	10.250%	4/15/31	760,000	836,127
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	760,000	777,275 (a)
Vortex Opco LLC, Senior Secured Notes	8.000%	4/30/30	1,616,406	177,805 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	960,000	992,619 (a)
Total Commercial Services & Supplies				3,733,155
Construction & Engineering — 0.7%
CalAtlantic Group LLC, Senior Notes	5.250%	6/1/26	250,000	245,296
JH North America Holdings Inc., Senior Secured Notes	5.875%	1/31/31	220,000	220,891 (a)
JH North America Holdings Inc., Senior Secured Notes	6.125%	7/31/32	370,000	374,116 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,260,000	1,417,905 (a)
Total Construction & Engineering				2,258,208
Ground Transportation — 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	921,000	854,881 (a)
Machinery — 0.8%
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	620,000	620,302
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,100,000	1,057,083 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	680,000	680,156
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	320,000	318,817 (a)
Total Machinery				2,676,358
Passenger Airlines — 1.0%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	200,000	204,272 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	560,000	$585,620 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	710,000	710,202 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	470,000	454,810 (a)
Latam Airlines Group SA, Senior Secured Notes	7.875%	4/15/30	480,000	497,160 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	1,664,694	1,069,565 (a)(d)
Total Passenger Airlines				3,521,629
Trading Companies & Distributors — 0.1%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	280,000	289,565 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	160,000	165,800 (a)
Total Trading Companies & Distributors				455,365
Transportation Infrastructure — 0.7%
DP World Ltd., Senior Notes	5.625%	9/25/48	480,000	453,711 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,080,000 GBP	1,419,663 (e)
Railworks Holdings LP/Railworks Rally Inc., Secured Notes	8.250%	11/15/28	610,000	622,031 (a)
Total Transportation Infrastructure				2,495,405

Total Industrials				18,345,830
Information Technology — 1.3%
Communications Equipment — 0.4%
CommScope LLC, Senior Notes	7.125%	7/1/28	640,000	633,952 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	430,000	453,240 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	330,000	333,650 (a)
Total Communications Equipment				1,420,842
Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	710,000	756,594 (a)
IT Services — 0.2%
CoreWeave Inc., Senior Notes	9.000%	2/1/31	220,000	219,337 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

IT Services — continued
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	260,000	$268,761 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	190,000 EUR	226,541 (a)
Total IT Services				714,639
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	5.700%	2/10/53	260,000	234,238
Software — 0.2%
Citrix Systems Inc., Senior Secured Notes	4.500%	12/1/27	330,000	317,404
Gen Digital Inc., Senior Notes	6.250%	4/1/33	200,000	204,395 (a)
Total Software				521,799
Technology Hardware, Storage & Peripherals — 0.2%
Vericast Corp./Harland Clarke/ Checks in the Mail/Valassis Comm/ Valassis Direct, Secured Notes (5.000% Cash and 10.000% PIK or 13.000% Cash)	13.000%	12/15/30	499,198	610,270 (a)(d)

Total Information Technology				4,258,382
Materials — 1.2%
Chemicals — 0.2%
OCP SA, Senior Notes	6.750%	5/2/34	470,000	489,843 (a)
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	270,000	224,988
Total Chemicals				714,831
Containers & Packaging — 0.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	322,078	23,955 (a)(d)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	290,000	290,493 (a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	1,020,000	490,600 (a)
Total Containers & Packaging				805,048
Metals & Mining — 0.6%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	270,000	275,352 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	710,000	$753,283 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	320,000	333,601 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	780,000	804,704 (a)
Total Metals & Mining				2,166,940
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	560,000	492,977

Total Materials				4,179,796
Real Estate — 1.0%
Diversified REITs — 0.7%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,295,000	1,189,222
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	390,000	405,612 (a)
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	390,000	372,208 (a)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes	10.500%	2/15/28	436,000	461,096 (a)
Total Diversified REITs				2,428,138
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	5.500%	12/15/27	280,000	276,364
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	620,000	52,700 *(e)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	6.750%	5/15/28	280,000	282,364 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	310,576	314,392 (a)
Total Real Estate Management & Development				649,456

Total Real Estate				3,353,958
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Utilities — 1.1%
Electric Utilities — 0.8%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	910,000	$932,011 (a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	740,000	705,503 (h)(i)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	370,000	375,199 (a)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	370,000	380,233 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	131,040 (a)
Vistra Operations Co. LLC, Senior Notes	4.375%	5/1/29	300,000	290,903 (a)
Total Electric Utilities				2,814,889
Independent Power and Renewable Electricity Producers — 0.3%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	610,000	638,193 (a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	420,000	407,728
Total Independent Power and Renewable Electricity Producers				1,045,921

Total Utilities				3,860,810
Total Corporate Bonds & Notes (Cost — $132,876,685)				127,065,638
Collateralized Mortgage Obligations(l) — 19.4%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	6.172%	9/15/34	1,100,000	1,084,410 (a)(h)
Alternative Loan Trust, 2006-18CB A6 PAC (-4.000 x 1 mo. Term SOFR + 28.142%)	10.733%	7/25/36	217,029	185,288 (h)
Angel Oak Mortgage Trust, 2022-3 A3	4.124%	1/25/67	979,992	899,948 (a)(h)
ARES Commercial Mortgage Trust, 2024-IND2 A (1 mo. Term SOFR + 1.443%)	5.785%	10/15/34	965,000	968,373 (a)(h)
BANK, 2019-BN22 A4	2.978%	11/15/62	660,000	614,776
BANK, 2022-BNK44 D	4.000%	11/15/32	1,010,000	781,999 (a)(h)
BANK, 2023-BNK46 D	4.000%	8/15/56	1,180,000	932,721 (a)
BANK, 2024-BNK48 A5	5.053%	10/15/57	665,000	665,704
Bank of America Merrill Lynch Commercial Mortgage Trust, 2017- BNK3 D	3.250%	2/15/50	1,150,000	1,023,401 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	1,321,000	$1,164,737 (a)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	9.778%	2/15/39	1,000,000	998,708 (a)(h)
BRAVO Residential Funding Trust, 2025-NQM7 A3	5.814%	7/25/65	170,000	170,408 (a)(c)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	7.288%	4/15/34	1,050,000	1,019,827 (a)(h)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	8.448%	2/15/39	987,000	987,152 (a)(h)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.030%	5/15/34	1,056,097	1,060,461 (a)(h)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	7.599%	10/15/36	1,100,000	1,096,954 (a)(h)
BX Trust, 2021-LBA DJV (1 mo. Term SOFR + 1.714%)	6.056%	2/15/36	970,000	966,406 (a)(h)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	6.393%	9/15/34	1,069,080	1,056,609 (a)(h)
BX Trust, 2024-CNYN D (1 mo. Term SOFR + 2.690%)	7.032%	4/15/41	1,037,774	1,042,553 (a)(h)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	10,000	9,744
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.370%	9/15/48	958,000	952,222 (h)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	0.859%	9/15/50	20,526,351	265,593 (h)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	5.820%	10/12/40	950,000	975,455 (a)(h)
Citigroup Mortgage Loan Trust, 2022-A A1, Step bond (6.170% to 8/25/25, 9.170% to 8/25/26 then 10.170%)	6.170%	9/25/62	997,571	998,376 (a)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	11.794%	7/15/32	1,100,000	1,044,391 (a)(h)
Dwight Issuer LLC, 2025-FL1 A (1 mo. Term SOFR + 1.662%)	5.962%	9/18/42	1,100,000	1,102,679 (a)(h)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.316%	6/25/30	1,478,084	$78,246 (h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	7.850%	10/25/33	590,000	664,417 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.750%	10/25/41	860,000	883,164 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 B1 (30 Day Average SOFR + 4.750%)	9.100%	2/25/42	1,220,000	1,281,391 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	2.582%	11/25/57	3,695,604	1,438,720 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,243,819	1,210,228 (a)(h)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.115%	9/25/47	620,133	510,325 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2019- R05 1B1 (30 Day Average SOFR + 4.214%)	8.564%	7/25/39	385,655	395,227 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2022- R01 1B1 (30 Day Average SOFR + 3.150%)	7.500%	12/25/41	670,000	687,600 (a)(h)
Federal National Mortgage Association (FNMA) — CAS, 2025- R02 1B1 (30 Day Average SOFR + 1.950%)	6.300%	2/25/45	1,360,000	1,372,321 (a)(h)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.000%	4/16/52	488,294	5 (h)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.675%	3/15/41	930,000	$926,912 (a)(h)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	845,000	878,381 (a)(h)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	9.089%	11/15/32	1,030,000	1,023,832 (a)(h)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	456,942	406,901 (a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	4.867%	4/25/36	1,136,666	981,027 (a)(h)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. Term SOFR + 1.014%)	5.365%	6/20/35	1,387,183	1,304,516 (h)
HIH Trust, 2024-61P F (1 mo. Term SOFR + 5.437%)	9.779%	10/15/41	995,106	997,763 (a)(h)
IMPAC CMB Trust, 2005-5 A1 (1 mo. Term SOFR + 0.434%)	5.107%	8/25/35	37,998	35,646 (h)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.007%	11/25/36	942,705	817,929 (h)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	6.760%	8/15/38	932,343	919,782 (a)(h)
MF1 LLC, 2025-FL17 A (1 mo. Term SOFR + 1.320%)	5.670%	2/18/40	990,000	991,750 (a)(h)
MF1 LLC, 2025-FL17 D (1 mo. Term SOFR + 2.741%)	7.091%	2/18/40	460,000	455,408 (a)(h)
MF1 LLC, 2025-FL17 E (1 mo. Term SOFR + 3.490%)	7.840%	2/18/40	390,000	388,067 (a)(h)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.891%	11/18/39	975,000	978,638 (a)(h)
MFA Trust, 2023-NQM4 A3	6.784%	12/25/68	391,009	393,679 (a)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	7.057%	4/15/38	1,040,000	1,042,057 (a)(h)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	6.406%	5/15/38	960,000	961,840 (a)(h)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.570%	12/15/48	750,000	682,890 (h)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Morgan Stanley Capital I Trust, 2021-230P B (1 mo. Term SOFR + 1.563%)	5.905%	12/15/38	1,050,000	$958,837 (a)(h)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.077%	10/15/54	8,837,768	374,228 (h)
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. Term SOFR + 0.614%)	4.967%	4/25/35	823,018	651,474 (h)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	820,000	840,127
MSWF Commercial Mortgage Trust, 2023-2 C	7.018%	12/15/56	930,000	967,965 (h)
Multifamily CAS Trust, 2020-01 M10 (30 Day Average SOFR + 3.864%)	8.214%	3/25/50	1,187,435	1,220,396 (a)(h)
Multifamily Trust, 2016-1 B	27.626%	4/25/46	338,998	339,284 (a)(h)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	660,000	340,410 (a)(h)
New Residential Mortgage Loan Trust, 2017-5A B5	6.034%	6/25/57	638,881	599,984 (a)(h)
Nomura Resecuritization Trust, 2015-8R 4A4	5.525%	11/25/47	1,078,102	978,111 (a)(h)
NYMT Loan Trust, 2024-BPL1 A1	7.154%	2/25/29	1,010,000	1,015,247 (a)
OBX Trust, 2024-NQM1 A3	6.455%	11/25/63	578,786	581,456 (a)
ONNI Commercial Mortgage Trust, 2024-APT D	7.004%	7/15/39	1,010,000	1,041,419 (a)(h)
PRPM LLC, 2025-RCF1 A1	4.500%	2/25/55	619,861	610,323 (a)
RIDE, 2025-SHRE D	6.747%	2/14/47	1,140,000	1,155,030 (a)(h)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	6.856%	5/15/38	1,070,000	1,064,022 (a)(h)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	6.292%	1/15/39	850,000	843,818 (a)(h)
SMRT, 2022-MINI F (1 mo. Term SOFR + 3.350%)	7.692%	1/15/39	1,030,000	1,000,899 (a)(h)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. Term SOFR + 0.464%)	4.817%	4/25/35	1,147,304	1,034,537 (a)(h)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.785%	2/15/42	1,150,000	1,146,053 (a)(h)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(l) — continued
Towd Point Mortgage Trust, 2015-1 B1	4.670%	10/25/53	1,230,000	$1,176,225 (a)(h)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	520,417	505,435
UBS Commercial Mortgage Trust, 2018-C12 A2	4.152%	8/15/51	42,181	42,092
Verus Securitization Trust, 2023-4 B1	8.068%	5/25/68	1,050,000	1,054,988 (a)(h)
Verus Securitization Trust, 2023-8 A3	6.968%	12/25/68	854,832	863,730 (a)
Verus Securitization Trust, 2025-R1 A3	5.774%	5/25/65	860,000	864,081 (a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. Term SOFR + 0.654%)	5.007%	12/25/45	20,213	20,280 (h)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	650,000	650,005 (a)(h)

Total Collateralized Mortgage Obligations (Cost — $67,078,908)				66,718,013
Senior Loans — 17.5%
Communication Services — 1.5%
Entertainment — 0.4%
Allen Media LLC, Term Loan B (3 mo. Term SOFR + 5.650%)	9.946%	2/10/27	893,709	545,162 (h)(m)(n)
EOC Borrower LLC, Term Loan B (1 mo. Term SOFR + 3.000%)	7.356%	3/24/32	670,000	672,409 (h)(m)(n)
Total Entertainment				1,217,571
Interactive Media & Services — 0.2%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	404,906	395,256 (h)(m)(n)
X Corp., Term Loan B3	9.500%	10/26/29	390,000	378,924 (m)(n)
Total Interactive Media & Services				774,180
Media — 0.9%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	607,204	534,151 (d)(m)(n)
Learfield Communications LLC, 2024 Term Loan B (1 mo. Term SOFR + 4.500%)	8.856%	6/30/28	860,011	868,826 (h)(m)(n)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	8.606%	5/3/28	740,950	708,582 (h)(m)(n)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	8.606%	12/31/31	501,487	$449,493 (h)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	7.373%	3/31/31	700,000	687,925 (h)(m)(n)
Total Media				3,248,977

Total Communication Services				5,240,728
Consumer Discretionary — 2.5%
Automobile Components — 0.4%
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	7.106%	1/28/32	310,000	310,451 (h)(m)(n)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	217,165	213,520 (h)(m)(n)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	819,098	803,912 (h)(m)(n)
Total Automobile Components				1,327,883
Broadline Retail — 0.2%
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.796%	10/26/30	668,351	670,647 (h)(m)(n)
Diversified Consumer Services — 0.3%
Prime Security Services Borrower LLC, Term Loan B1 (6 mo. Term SOFR + 2.000%)	6.129%	10/13/30	610,739	611,374 (h)(m)(n)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	11.121%	6/25/30	603,472	569,635 (h)(m)(n)
Total Diversified Consumer Services				1,181,009
Hotels, Restaurants & Leisure — 1.0%
Allwyn Entertainment Financing US LLC, New Term Loan Facility B (3 mo. Term SOFR + 2.000%)	6.329%	6/2/31	744,966	742,794 (h)(m)(n)
Catawba Nation Gaming Authority, Initial Term Loan B (3 mo. Term SOFR + 4.750%)	9.046%	3/28/32	710,000	725,088 (h)(m)(n)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.046%	11/30/30	917,714	916,108 (h)(m)(n)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Flutter Entertainment Public Ltd. Co., Third Incremental Term Loan B (3 mo. Term SOFR + 2.000%)	6.296%	6/4/32	920,000	$921,532 (h)(m)(n)
Total Hotels, Restaurants & Leisure				3,305,522
Specialty Retail — 0.6%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.606%	6/11/31	1,046,671	1,025,679 (h)(m)(n)
Lids Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 5.650%)	9.963%	12/14/26	265,090	263,765 (g)(h)(m)(n)
Spencer Spirit IH LLC, Initial Term Loan (3 mo. Term SOFR + 4.750%)	9.060%	7/15/31	860,058	862,209 (g)(h)(m)(n)
Total Specialty Retail				2,151,653

Total Consumer Discretionary				8,636,714
Consumer Staples — 0.6%
Beverages — 0.5%
Celsius Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.541%	3/21/32	850,000	858,147 (h)(m)(n)
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	6.546%	3/31/28	978,368	981,768 (h)(m)(n)
Total Beverages				1,839,915
Household Products — 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	9.721%	12/23/28	627,711	250,300 (h)(m)(n)

Total Consumer Staples				2,090,215
Financials — 3.8%
Banks — 0.3%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.356%	8/2/28	1,028,920	1,031,214 (h)(m)(n)
Capital Markets — 0.4%
First Eagle Holdings Inc., Delayed Draw Term Loan	—	6/6/32	102,083	100,728 (o)
First Eagle Holdings Inc., Term Loan	—	6/6/32	597,917	589,976 (o)
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.750%)	7.106%	9/15/31	825,476	826,933 (h)(m)(n)
Total Capital Markets				1,517,637
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — 0.2%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 4.000%)	8.356%	3/12/29	770,309	$774,342 (h)(m)(n)
Financial Services — 1.2%
Boost Newco Borrower LLC, Term Loan B2 (3 mo. Term SOFR + 2.000%)	6.296%	1/31/31	666,654	668,531 (h)(m)(n)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.307%	4/7/28	580,000	573,231 (h)(m)(n)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.333%	12/15/31	997,389	994,182 (h)(m)(n)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.856%	7/31/31	856,402	859,027 (h)(m)(n)
VFH Parent LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.856%	6/21/31	860,000	864,300 (g)(h)(m)(n)
Total Financial Services				3,959,271
Insurance — 1.4%
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	6.606%	1/30/32	997,494	999,344 (h)(m)(n)
AssuredPartners Inc., 2024 Term Loan (1 mo. Term SOFR + 3.500%)	7.858%	2/14/31	847,463	850,150 (h)(m)(n)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	7.721%	7/31/27	767,984	768,737 (h)(m)(n)
CFC Bidco 2022 Ltd., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.041%	5/28/32	890,000	890,561 (h)(m)(n)
HIG Finance 2 Ltd., 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.856%	4/18/30	231,325	232,301 (h)(m)(n)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.856%	7/31/31	913,013	915,168 (h)(m)(n)
Total Insurance				4,656,261
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
KREF Holdings X LLC, Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.586%	3/5/32	668,325	672,505 (h)(m)(n)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mortgage Real Estate Investment Trusts (REITs) — continued
Starwood Property Mortgage LLC, Term Loan B (1 mo. Term SOFR + 2.250%)	6.577%	11/18/27	483,803	$484,408 (h)(m)(n)
Total Mortgage Real Estate Investment Trusts (REITs)				1,156,913

Total Financials				13,095,638
Health Care — 2.4%
Health Care Equipment & Supplies — 0.3%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.606%	10/23/28	916,620	918,467 (h)(m)(n)
Health Care Providers & Services — 1.4%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.068%	5/16/31	789,803	789,558 (h)(m)(n)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.820%	5/16/31	724,534	722,045 (h)(m)(n)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.856%	2/21/31	700,919	702,471 (h)(m)(n)
Sonrava Health Holdings LLC, Second Out Term Loan Facility A (3 mo. Term SOFR + 1.262% and 5.500% PIK)	11.080%	8/18/28	1,683,480	609,563 (d)(h)(m)(n)
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.546%	5/30/31	790,259	793,721 (h)(m)(n)
Team Services Group LLC, Incremental Term Loan (3 mo. Term SOFR + 5.250%)	9.558%	12/20/27	487,550	488,159 (h)(m)(n)
Team Services Group LLC, Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	12/20/27	653,178	650,494 (h)(m)(n)
Total Health Care Providers & Services				4,756,011
Health Care Technology — 0.4%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.079%	5/1/31	655,201	654,317 (h)(m)(n)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	8.058%	12/31/30	201,966	201,461 (h)(m)(n)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	9.170%	12/31/30	676,671	607,102 (h)(m)(n)
Total Health Care Technology				1,462,880
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.396%	10/1/27	937,546	$926,122 (h)(m)(n)

Total Health Care				8,063,480
Industrials — 2.8%
Building Products — 0.3%
EMRLD Borrower LP, Initial Term Loan B (3 mo. Term SOFR + 2.500%)	6.833%	5/31/30	1,028,021	1,030,000 (h)(m)(n)
Commercial Services & Supplies — 1.3%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.500%)	9.796%	1/31/31	944,432	862,091 (h)(m)(n)
GEO Group Inc., Term Loan (1 mo. Term SOFR + 5.250%)	9.606%	4/4/29	238,079	239,151 (h)(m)(n)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	8.721%	8/31/28	1,263,040	1,238,575 (h)(m)(n)
LTR Intermediate Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 4.614%)	8.971%	5/5/28	970,528	957,789 (h)(m)(n)
Madison IAQ LLC, 2025 Incremental Term Loan (6 mo. Term SOFR + 3.250%)	7.452%	5/6/32	400,000	402,176 (h)(m)(n)
Thermostat Purchaser III Inc., Initial Term Loan B1 (2 mo. Term SOFR + 4.250%)	8.546%	8/31/28	670,576	673,648 (h)(m)(n)
Total Commercial Services & Supplies				4,373,430
Machinery — 0.6%
Alliance Laundry Systems LLC, Initial Term Loan B (1 mo. Term SOFR + 2.500%)	6.858%	8/19/31	870,043	870,017 (h)(m)(n)
Dynamo US Bidco Inc., USD Term Loan Facility B (1 mo. Term SOFR + 3.500%)	7.829%	10/1/31	972,650	978,427 (h)(m)(n)
Terex Corp., USD Term Loan (3 mo. Term SOFR + 2.000%)	6.308%	10/8/31	329,175	330,204 (h)(m)(n)
Total Machinery				2,178,648
Passenger Airlines — 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.075%	10/20/27	853,461	858,850 (h)(m)(n)
Professional Services — 0.4%
Dayforce Inc., 2025 Term Loan (3 mo. Term SOFR + 2.000%)	6.308%	2/26/31	352,992	354,757 (g)(h)(m)(n)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Professional Services — continued
Ryan LLC, Initial Term Loan (1 mo. Term SOFR + 3.500%)	7.856%	11/14/30	917,629	$919,469 (h)(m)(n)
Total Professional Services				1,274,226

Total Industrials				9,715,154
Information Technology — 2.8%
Communications Equipment — 0.2%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.856%	7/31/29	870,557	862,614 (h)(m)(n)
IT Services — 0.9%
Evertec Group LLC, Term Loan B (1 mo. Term SOFR + 2.750%)	7.106%	10/30/30	540,000	544,390 (h)(m)(n)
Leia Finco US LLC, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.570%	10/9/31	857,893	860,394 (h)(m)(n)
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	7.546%	10/28/30	982,624	986,187 (h)(m)(n)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.000%)	7.340%	11/20/28	668,469	673,064 (h)(m)(n)
Total IT Services				3,064,035
Software — 1.7%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.206%	10/8/28	626,910	603,203 (h)(m)(n)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.356%	2/19/29	520,043	468,039 (h)(m)(n)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.808%	7/1/31	884,882	869,551 (h)(m)(n)
Opal US LLC, Term Loan Facility B2 (6 mo. Term SOFR + 3.250%)	7.435%	4/23/32	1,060,000	1,065,899 (h)(m)(n)
Starlight Parent LLC, Term Loan (1 mo. Term SOFR + 4.000%)	8.340%	4/16/32	882,554	873,728 (h)(m)(n)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	460,000	463,204 (m)(n)
X.Ai Corp., Initial Term Loan (3 mo. Term SOFR + 7.250%)	11.546%	6/28/30	1,390,000	1,335,123 (h)(m)(n)
Total Software				5,678,747

Total Information Technology				9,605,396
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Materials — 0.7%
Chemicals — 0.2%
Natgasoline LLC, Term Loan B (1 mo. Term SOFR + 5.500%)	9.856%	3/29/30	506,812	$509,347 (h)(m)(n)
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	7.606%	4/1/32	444,067	444,260 (h)(m)(n)
Clydesdale Acquisition Holdings Inc., Delayed Draw Term Loan (1 mo. Term SOFR + 3.250%)	7.606%	4/1/32	7,763	7,767 (h)(m)(n)(p)
Total Containers & Packaging				452,027
Metals & Mining — 0.4%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	1,373,006	1,368,529 (f)(g)(m)(n)

Total Materials				2,329,903
Utilities — 0.2%
Electric Utilities — 0.2%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	6.356%	9/30/31	485,826	485,795 (h)(m)(n)

Sovereign Bonds — 0.2%
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%)	9.584%	4/29/31	840,000	827,400 (f)(g)(h)(m)(n)

Total Senior Loans (Cost — $62,156,679)				60,090,423
			Face Amount†/ Units
Asset-Backed Securities — 13.0%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	9.031%	4/20/37	630,000	627,553 (a)(h)
AMMC CLO Ltd., 2022-27A DR (3 mo. Term SOFR + 2.700%)	7.025%	1/20/37	490,000	491,878 (a)(h)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	8.818%	1/15/37	980,000	984,404 (a)(h)
Apidos CLO Ltd., 2015-22A DR (3 mo. Term SOFR + 7.012%)	11.337%	4/20/31	1,000,000	1,005,171 (a)(h)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	7.979%	4/15/34	500,000	501,639 (a)(h)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Ares CLO Ltd., 2017-44A CRR (3 mo. Term SOFR + 2.750%)	7.051%	4/15/34	500,000	$501,250 (a)(c)(h)
Avis Budget Rental Car Funding AESOP LLC, 2024-2A D	7.430%	10/20/28	800,000	808,915 (a)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	8.219%	11/22/34	690,000	691,821 (a)(h)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.225%	10/20/37	1,430,000	1,426,674 (a)(h)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	5.067%	7/25/36	2,018,492	1,809,940 (a)(h)
CIFC Funding Ltd., 2017-3A D1R (3 mo. Term SOFR + 3.700%)	8.025%	4/20/37	790,000	786,205 (a)(h)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.822%	7/25/36	560,000	561,544 (a)(h)
Dryden Senior Loan Fund, 2017-49A DR (3 mo. Term SOFR + 3.662%)	7.991%	7/18/30	750,000	751,680 (a)(h)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. Term SOFR + 1.914%)	6.243%	10/25/33	336,597	333,014 (h)
Galaxy CLO Ltd., 2018-26A DR (3 mo. Term SOFR + 2.950%)	7.276%	11/22/31	1,020,000	1,026,707 (a)(h)
GoldenTree Loan Management US CLO Ltd., 2019-6A ER2 (3 mo. Term SOFR + 4.500%)	8.825%	4/20/35	450,000	448,829 (a)(h)
Golub Capital Partners CLO Ltd., 2021-53A ER (3 mo. Term SOFR + 4.700%)	9.025%	7/20/34	1,000,000	995,342 (a)(h)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	8.232%	4/17/34	520,000	522,383 (a)(h)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.801%	4/17/34	350,000	350,875 (a)(c)(h)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.574%	4/28/37	1,680,000	1,696,353 (a)(h)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.412%	12/25/35	1,190,000	1,147,504 (h)
Huntington Bank Auto Credit-Linked Notes, 2025-1 D (30 Day Average SOFR + 3.500%)	7.848%	3/21/33	832,551	833,196 (a)(h)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.568%	7/25/34	490,000	$491,225 (a)(c)(h)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	9.575%	10/20/36	340,000	343,782 (a)(h)
KKR CLO Ltd., 17 ER (3 mo. Term SOFR + 7.652%)	11.969%	4/15/34	700,000	677,659 (a)(h)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. Term SOFR + 1.389%)	5.742%	2/25/35	1,241,019	1,218,376 (h)
Madison Park Funding Ltd., 2016- 24A DR2 (3 mo. Term SOFR + 2.950%)	7.275%	10/20/29	1,510,000	1,516,896 (a)(h)
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	7.218%	7/15/36	1,000,000	1,003,243 (a)(h)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. Term SOFR + 1.264%)	5.617%	8/25/37	1,455,954	1,272,043 (h)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC2 M1 (1 mo. Term SOFR + 0.939%)	5.292%	12/25/33	1,185,508	1,187,722 (h)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC4 M1 (1 mo. Term SOFR + 0.924%)	5.277%	4/25/34	1,402,220	1,401,467 (h)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.699%	7/15/31	580,000	578,052 (a)(h)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. Term SOFR + 0.494%)	4.847%	3/26/35	573,172	534,110 (h)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. Term SOFR + 0.614%)	4.967%	7/27/37	1,346,672	1,131,010 (h)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	4.757%	1/25/33	270,349	264,541 (h)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.475%	7/20/36	500,000	502,702 (a)(h)
NMEF Funding LLC, 2025-A D	8.070%	7/15/32	780,000	788,242 (a)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	12.149%	10/15/34	750,000	752,844 (a)(h)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.772%	4/17/37	990,000	$973,099 (a)(h)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.175%	7/19/37	1,680,000	1,686,152 (a)(h)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. Term SOFR + 1.044%)	5.397%	8/25/35	1,050,000	902,057 (h)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.318%	4/15/31	1,360,000	1,359,189 (a)(h)
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	7.257%	8/8/32	1,100,000	1,103,328 (a)(h)
Peace Park CLO Ltd., 2021-1A E (3 mo. Term SOFR + 6.262%)	10.587%	10/20/34	1,250,000	1,259,098 (a)(h)
Popular ABS Mortgage Pass- Through Trust, 2005-2 M2	6.217%	4/25/35	1,248,793	1,062,275
Renew, 2024-1A B	9.001%	11/20/59	864,222	872,600 (a)
SMB Private Education Loan Trust, 2015-C R	13.234%	9/18/46	1,092	283,332 (a)(q)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	4.687%	2/25/36	3,091,762	56,466 (a)(h)
Sunnova Hellios Issuer LLC, 2019-AA C	5.320%	6/20/46	1,528,013	1,267,430 (a)
TCI-Symphony CLO Ltd., 2016-1A DR2 (3 mo. Term SOFR + 3.362%)	7.682%	10/13/32	480,000	483,040 (a)(h)
Trestles CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.297%	6/11/35	630,000	629,988 (a)(h)
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	8.229%	10/15/31	790,000	793,428 (a)(h)

Total Asset-Backed Securities (Cost — $49,616,638)				44,698,273
			Face Amount†
Sovereign Bonds — 5.4%
Angola — 0.1%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	570,000	519,479 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	163,103	$126,549
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	464,683	330,506 (a)
Provincia de Cordoba, Senior Notes	9.750%	7/2/32	637,000	644,485 (a)
Total Argentina				1,101,540
Bahamas — 0.3%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	910,000	925,925 (a)
Brazil — 0.9%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	5,354,000 BRL	901,746
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	14,652,000 BRL	2,255,952
Total Brazil				3,157,698
Dominican Republic — 0.1%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	310,000	287,618 (e)
Ecuador — 0.0%††
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	239,403	179,612 (e)
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	7.053%	1/15/32	460,000	424,153 (e)
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.650%	11/21/54	530,000	548,550 (a)
Ethiopia — 0.1%
Ethiopia International Bond, Senior Notes	6.625%	12/11/25	310,000	285,412 *(b)(e)
Ghana — 0.0%††
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	211,560	170,656 (a)
Ivory Coast — 0.1%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	310,000	310,534 (a)
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Jamaica — 0.2%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	110,000,000 JMD	$715,617
Jordan — 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	270,000	281,225 (a)
Kenya — 0.1%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	340,000	350,255 (a)
Mexico — 1.3%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	510,000	512,932 (a)(c)
Mexican Bonos, Senior Notes	7.750%	11/23/34	68,720,000 MXN	3,302,690
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	820,000	805,855
Total Mexico				4,621,477
Mozambique — 0.1%
Mozambique International Bond, Senior Notes	9.000%	9/15/31	210,000	183,864 (e)
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	520,000	508,551 (e)
Romania — 0.1%
Romanian Government International Bond, Senior Notes	7.500%	2/10/37	310,000	329,752 (a)
Senegal — 0.1%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	300,000	223,404 (e)
Sri Lanka — 0.1%
Sri Lanka Government International Bond, Senior Notes	4.000%	4/15/28	50,339	47,885 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.100% to 7/15/27 then 3.350%)	3.100%	1/15/30	13,867	12,497 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	105,659	86,834 (a)
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 12/15/27 then 5.100%)	3.600%	6/15/35	71,344	50,738 (a)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sri Lanka — continued
Sri Lanka Government International Bond, Senior Notes, Step bond (3.600% to 8/15/27 then 3.850%)	3.600%	2/15/38	99,070	$83,414 (a)
Total Sri Lanka				281,368
Supranational — 0.8%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	222,000,000 INR	2,605,621
Ukraine — 0.2%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	335,938	126,697 (e)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	329,150	166,812 (e)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	283,891	132,470 (e)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	540,586	267,661 (e)
Total Ukraine				693,640

Total Sovereign Bonds (Cost — $18,885,467)				18,705,951
			Shares
Common Stocks — 0.3%
Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.2%
WW International Inc.			11,809	499,639 *

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC			603	2,466 *(f)(r)
Spirit Aviation Holdings Inc.			104,017	425,430 *

Total Industrials				427,896
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			1,388	38,040 *(f)(g)

Total Common Stocks (Cost — $1,969,521)				965,575
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security			Expiration Date	Warrants	Value
Warrants — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC (Cost — $899,660)			3/12/30	73,904	$302,267 *(a)(f)(r)
		Rate	Maturity Date	Face Amount†
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes (Cost — $189,719)		3.875%	6/30/30	190,000	189,347

Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes (Cost — $156,423)		3.400%	5/16/45	6,053,047 UYU	154,434
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.375 (Cost — $44,179)		12/12/25	252	630,000	31,500
	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.207CNY	BNP Paribas SA	8/27/25	1,860,000	1,860,000	999
U.S. Dollar/Chinese Yuan Renminbi, Call @ 7.223CNY	BNP Paribas SA	10/27/25	1,860,000	1,860,000	3,845

Total OTC Purchased Options (Cost — $8,017)					4,844

Total Purchased Options (Cost — $52,196)					36,344
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 0.0%††
FHLMC — 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold (Cost — $1,438)	7.000%	8/1/30	1,435	$1,446
Total Investments before Short-Term Investments (Cost — $333,883,334)				318,927,711
			Shares
Short-Term Investments — 3.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $11,526,843)	4.268%		11,526,843	11,526,843 (s)(t)
Total Investments — 96.1% (Cost — $345,410,177)				330,454,554
Other Assets in Excess of Liabilities — 3.9%				13,287,649
Total Net Assets — 100.0%				$343,742,203

See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The coupon payment on this security is currently in default as of July 31, 2025.
(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security has no maturity date. The date shown represents the next call date.
(j)	Value is less than $1.
(k)	The maturity principal is currently in default as of July 31, 2025.
(l)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	All or a portion of this loan has not settled as of July 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)
All or a portion of this loan is unfunded as of July 31, 2025. The interest rate for fully unfunded term loans is to be determined. At July 31, 2025, the total principal amount and market value of unfunded commitments totaled
$7,530 and $7,534, respectively.

(q)	Rate shown is the current yield based on income received over the trailing twelve months.
(r)	Restricted security (Note 9).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $11,526,843 and the cost was $11,526,843 (Note 8).

See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Yuan Renminbi
DAC	—	Designated Activity Company
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UST	—	United States Treasury
UYU	—	Uruguayan Peso
At July 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian 10-Year Bonds	50	9/25	$3,674,627	$3,656,255	$(18,372)
Euro-Bund	15	9/25	2,245,047	2,220,205	(24,842)
U.S. Treasury 2-Year Notes	259	9/25	53,750,305	53,608,953	(141,352)
U.S. Treasury 5-Year Notes	581	9/25	62,718,483	62,847,862	129,379
U.S. Treasury 10-Year Notes	359	9/25	40,077,325	39,871,437	(205,888)
U.S. Treasury Long-Term Bonds	35	9/25	3,990,623	3,996,563	5,940
U.S. Treasury Ultra Long-Term Bonds	86	9/25	9,917,371	10,088,875	171,504
United Kingdom Long Gilt Bonds	15	9/25	1,815,987	1,825,666	9,679
					(73,952)
Contracts to Sell:
Euro-Bobl	10	9/25	1,348,884	1,338,285	10,599
Net unrealized depreciation on open futures contracts					$(63,353)

See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
Abbreviation(s) used in this table:
Bobl	—	Bundesobligation (Medium-term German Federal Government Bond)
At July 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	16,030,000	USD	2,872,760	Citibank N.A.	8/4/25	$(12,948)
BRL	16,030,000	USD	2,861,427	Citibank N.A.	8/4/25	(1,615)
USD	2,861,427	BRL	16,030,000	Citibank N.A.	8/4/25	1,615
USD	2,866,954	BRL	16,030,000	Citibank N.A.	8/4/25	7,142
USD	2,850,842	BRL	16,030,000	Citibank N.A.	9/3/25	13,493
USD	1,653,214	CNH	11,772,042	Bank of America N.A.	10/16/25	10,748
CNH	3,570,000	USD	497,944	BNP Paribas SA	10/16/25	152
CNH	3,740,000	USD	521,638	BNP Paribas SA	10/16/25	177
USD	118,737	CAD	161,112	Citibank N.A.	10/16/25	2,019
USD	2,798,946	INR	241,113,823	Citibank N.A.	10/16/25	56,353
GBP	320,000	USD	426,798	Goldman Sachs Group Inc.	10/16/25	(3,876)
GBP	350,000	USD	466,300	Goldman Sachs Group Inc.	10/16/25	(3,730)
JPY	381,386,422	USD	2,627,596	Goldman Sachs Group Inc.	10/16/25	(76,537)
USD	329,697	EUR	280,000	Goldman Sachs Group Inc.	10/16/25	8,515
USD	6,463,907	GBP	4,733,486	Goldman Sachs Group Inc.	10/16/25	207,991
AUD	3,058,518	USD	1,995,836	JPMorgan Chase & Co.	10/16/25	(27,373)
EUR	300,000	USD	344,464	JPMorgan Chase & Co.	10/16/25	(340)
EUR	310,000	USD	357,560	JPMorgan Chase & Co.	10/16/25	(1,965)
USD	85,886	EUR	72,672	JPMorgan Chase & Co.	10/16/25	2,525
USD	4,072,066	MXN	76,911,361	Morgan Stanley & Co. Inc.	10/16/25	29,005
Net unrealized appreciation on open forward foreign currency contracts						$211,351

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
At July 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	73,787,000BRL	1/2/26	BRL-CDI**	11.035%**	$(357,623)	—	$(357,623)
JPMorgan Chase & Co.	27,000,000BRL	1/4/27	BRL-CDI**	13.165%**	(65,484)	—	(65,484)
JPMorgan Chase & Co.	38,560,000BRL	1/2/29	BRL-CDI**	10.230%**	(638,284)	—	(638,284)
Total					$(1,061,391)	—	$(1,061,391)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	86,000,000MXN	11/19/29	28-Day MXN TIIE - Banxico every 28 days	8.825% every 28 days	$179,410	—	$179,410
	12,262,000	5/31/32	3.490% annually	Daily SOFR Compound annually	122,191	$35,265	86,926
Total					$301,601	$35,265	$266,336

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$706,000	12/20/29	5.747%	5.000% quarterly	$(18,302)	$28,721	$(47,023)
Caesars Entertainment Inc., 4.625%, due 10/15/29	595,000	6/20/30	2.441%	5.000% quarterly	64,167	64,139	28
Nabors Industries Inc., 9.125%, due 1/31/30	1,434,000	6/20/29	9.235%	1.000% quarterly	(342,103)	(176,313)	(165,790)
Total	$2,735,000				$(296,238)	$(83,453)	$(212,785)

See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at July 31, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MGM Resorts International, 4.750%, due 10/15/28	$595,000	6/20/30	1.897%	5.000% quarterly	$(79,111)	$(78,467)	$(644)
Transocean Inc., 8.000%, due 2/1/27	1,434,000	6/20/29	5.283%	1.000% quarterly	196,222	138,400	57,822
Total	$2,029,000				$117,111	$59,933	$57,178

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$15,446,000	6/20/30	5.000% quarterly	$1,115,551	$782,314	$333,237
Markit CDX.NA.IG.44 Index	14,552,000	6/20/30	1.000% quarterly	315,113	264,427	50,686
Total	$29,998,000			$1,430,664	$1,046,741	$383,923

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$4,588,000	10/3/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$52,741	—	$52,741

See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii)
receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	8.244%
BRL-CDI	14.900%
Daily SOFR Compound	4.390%

See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of year end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$9,554,129	5.51%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	4,904,560	2.83%
Argentine Republic Government International Bond, 5.000% due 1/9/38	8,650,000	6,033,865	3.48%
Bahamas Government International Bond, 8.250% due 6/24/36	6,200,000	6,286,800	3.62%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,700,543	2.71%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,810,000	6,065,640	3.50%
Dominican Republic International Bond, 4.500% due 1/30/30	9,540,000	9,096,390	5.24%
Ecuador Government International Bond, 6.900% due 7/31/35	9,150,000	6,807,600	3.92%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	5,178,091	2.98%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	3,231,750	1.86%
El Salvador Government International Bond, 7.125% due 1/20/50	7,580,000	6,197,029	3.57%
Ethiopia International Bond, 6.625% due 12/11/26(a)	10,970,000	9,985,404	5.75%
Ghana Government International Bond, 5.000% due 7/3/29	2,716,043	2,573,451	1.48%
Ghana Government International Bond, 5.000% due 7/3/35	3,905,715	3,132,628	1.81%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	4,850,463	2.79%
Ivory Coast Government International Bond, 7.625% due 1/30/33	10,570,000	10,580,570	6.10%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,859,260	2.80%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,821,452	2.78%
Nigeria Government International Bond, 7.375% due 9/28/33	13,830,000	12,761,633	7.35%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,575,497	3.21%
Petroleos de Venezuela SA, 0.000% due 4/12/27(a)	34,000,000	4,708,999	2.71%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	5,450,000	3,621,725	2.09%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	10,490,828	6.04%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,382,355	1.95%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	2,810,203	1.62%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,079,313	1.20%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,330,000	2,101,660	1.21%
Sri Lanka Government International Bond, 3.350% due 3/15/33	1,693,000	1,384,028	0.80%
Sri Lanka Government International Bond, 3.600% due 6/15/35	3,080,000	2,186,800	1.26%
Sri Lanka Government International Bond, 3.600% due 5/15/36	793,000	663,146	0.38%
Sri Lanka Government International Bond, 3.600% due 2/15/38	1,587,000	1,327,129	0.76%
Sri Lanka Government International Bond, 4.000% due 4/15/28	890,914	614,936	0.35%
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

 Western Asset Income Fund
Security	Face Amount	Value	Weight
Ukraine Government International Bond, 0.000% due 2/1/30	$537,010	$253,737	0.15%
Ukraine Government International Bond, 0.000% due 2/1/34	2,006,721	757,537	0.44%
Ukraine Government International Bond, 0.000% due 2/1/35	1,695,820	801,275	0.46%
Ukraine Government International Bond, 0.000% due 2/1/36	1,413,184	667,729	0.39%
Ukraine Government International Bond, 4.500% due 2/1/34	3,870,000	1,993,050	1.15%
Ukraine Government International Bond, 4.500% due 2/1/35	2,380,000	1,219,750	0.70%
Ukraine Government International Bond, 4.500% due 2/1/36	1,966,168	992,915	0.57%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	2,574,084	1.48%
Zambia Government International Bond, 5.750% due 6/30/33	2,655,488	1,735,869	1.00%
Total		$173,563,823	100.00%
(a)
The coupon payment on this security is currently in default as of July 31, 2025.

Summary of Investments by Country# (unaudited)
United States	68.5%
Cayman Islands	7.3
United Kingdom	2.4
Mexico	1.8
Brazil	1.5
Canada	1.3
France	1.2
Switzerland	0.9
Jersey	0.8
Supranational	0.8
Netherlands	0.7
Ireland	0.7
Luxembourg	0.7
Argentina	0.6
Israel	0.6
Zambia	0.6
Bermuda	0.5
Italy	0.5
Macau	0.4
Germany	0.3
Bahamas	0.3
United Arab Emirates	0.3
Tanzania	0.2
Guatemala	0.2
Jamaica	0.2
Ukraine	0.2
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Schedule of Investments (cont’d)
July 31, 2025
 Western Asset Income Fund
Summary of Investments by Country# (unaudited) (cont’d)
Turkey	0.2%
Colombia	0.2
El Salvador	0.2
Singapore	0.2
Puerto Rico	0.2
Angola	0.2
Nigeria	0.1
Chile	0.1
Morocco	0.1
Kazakhstan	0.1
China	0.1
Egypt	0.1
Kenya	0.1
Romania	0.1
Ivory Coast	0.1
Hong Kong	0.1
Dominican Republic	0.1
Ethiopia	0.1
Sri Lanka	0.1
Jordan	0.1
South Africa	0.1
Senegal	0.1
Mozambique	0.1
Ecuador	0.1
Ghana	0.0 ‡
Uruguay	0.0 ‡
Purchased Options	0.0 ‡
Short-Term Investments	3.5
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of July 31, 2025, and are subject to change.
‡	Represents less than 0.1%.
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

Statement of Assets and Liabilities
July 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $333,883,334)	$318,927,711
Investments in affiliated securities, at value (Cost — $11,526,843)	11,526,843
Foreign currency, at value (Cost — $4,997,013)	4,864,322
Cash	969,558
Receivable for securities sold	6,096,879
Interest receivable	3,694,417
Deposits with brokers for centrally cleared swap contracts	2,309,207
Deposits with brokers for open futures contracts and exchange-traded options	2,307,017
Deposits with brokers for OTC derivatives	1,010,000
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $426,486)	412,101
Unrealized appreciation on forward foreign currency contracts	339,735
Receivable from brokers — net variation margin on open futures contracts	55,603
OTC swaps, at value (premiums paid — $0)	52,741
Dividends receivable from affiliated investments	42,819
Receivable for Fund shares sold	21,377
Principal paydown receivable	959
Prepaid expenses	39,468
Total Assets	352,670,757
Liabilities:
Payable for securities purchased	5,701,901
Payable for Fund shares repurchased	1,244,328
OTC swaps, at value (premiums received — $0)	1,061,391
Distributions payable	204,150
Investment management fee payable	147,389
Unrealized depreciation on forward foreign currency contracts	128,384
Deposits from brokers for OTC derivatives	60,000
Service and/or distribution fees payable	58,754
Payable for open OTC swap contracts	20,150
Payable to brokers — net variation margin on centrally cleared swap contracts	6,595
Trustees’ fees payable	5,590
Accrued expenses	289,922
Total Liabilities	8,928,554
Total Net Assets	$343,742,203
Net Assets:
Par value (Note 7)	$683
Paid-in capital in excess of par value	621,698,176
Total distributable earnings (loss)	(277,956,656)
Total Net Assets	$343,742,203
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Statement of Assets and Liabilities (cont’d)
July 31, 2025
Net Assets:
Class A	$257,272,627
Class C	$4,880,155
Class C1	$187,011
Class I	$41,365,093
Class IS	$40,037,317
Shares Outstanding:
Class A	51,183,572
Class C	971,123
Class C1	37,120
Class I	8,196,093
Class IS	7,928,034
Net Asset Value:
Class A (and redemption price)	$5.03
Class C*	$5.03
Class C1*	$5.04
Class I (and redemption price)	$5.05
Class IS (and redemption price)	$5.05
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$5.23

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

Statement of Operations
For the Year Ended July 31, 2025

Investment Income:
Interest	$57,826,159
Dividends from affiliated investments	777,594
Less: Foreign taxes withheld	(18,983)
Total Investment Income	58,584,770
Expenses:
Investment management fee (Note 2)	3,732,388
Service and/or distribution fees (Notes 2 and 5)	695,760
Transfer agent fees (Notes 2 and 5)	576,568
Fund accounting fees	132,527
Registration fees	97,458
Audit and tax fees	62,800
Legal fees	38,820
Trustees’ fees	29,465
Shareholder reports	27,800
Insurance	7,496
Commitment fees (Note 10)	7,085
Custody fees	4,808
Miscellaneous expenses	21,314
Total Expenses	5,434,289
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(18,563)
Net Expenses	5,415,726
Net Investment Income	53,169,044
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(21,533,819)
Futures contracts	1,890,614
Written options	1,083,782
Swap contracts	301,068
Forward foreign currency contracts	(2,695,793)
Foreign currency transactions	(257,596)
Net Realized Loss	(21,211,744)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	23,537,092
Futures contracts	(6,661,913)
Written options	(96,753)
Swap contracts	1,808,404
Forward foreign currency contracts	1,206,456
Foreign currencies	330,641
Change in Net Unrealized Appreciation (Depreciation)	20,123,927
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,087,817)
Increase in Net Assets From Operations	$52,081,227
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended July 31,	2025	2024
Operations:
Net investment income	$53,169,044	$91,270,203
Net realized loss	(21,211,744)	(63,297,347)
Change in net unrealized appreciation (depreciation)	20,123,927	66,118,602
Increase in Net Assets From Operations	52,081,227	94,091,458
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(44,562,938)	(91,062,409)
Return of capital	(8,873,108)	(1,054,376)
Decrease in Net Assets From Distributions to Shareholders	(53,436,046)	(92,116,785)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	300,335,242	174,779,383
Reinvestment of distributions	42,184,567	79,496,066
Cost of shares repurchased	(1,174,531,599)	(253,675,636)
Increase (Decrease) in Net Assets From Fund Share Transactions	(832,011,790)	599,813
Increase (Decrease) in Net Assets	(833,366,609)	2,574,486
Net Assets:
Beginning of year	1,177,108,812	1,174,534,326
End of year	$343,742,203	$1,177,108,812
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$5.05	$5.04	$5.28	$6.12	$5.89
Income (loss) from operations:
Net investment income	0.35	0.37	0.33	0.24	0.23
Net realized and unrealized gain (loss)	(0.02)	0.01	(0.22)	(0.83)	0.25
Total income (loss) from operations	0.33	0.38	0.11	(0.59)	0.48
Less distributions from:
Net investment income	(0.29)	(0.37)	(0.34)	(0.25)	(0.25)
Return of capital	(0.06)	(0.00)[2]	(0.01)	(0.00)[2]	—
Total distributions	(0.35)	(0.37)	(0.35)	(0.25)	(0.25)
Net asset value, end of year	$5.03	$5.05	$5.04	$5.28	$6.12
Total return[3]	6.74%	8.19%	2.02%	(9.79)%	8.23%
Net assets, end of year (millions)	$257	$265	$254	$271	$326
Ratios to average net assets:
Gross expenses	0.94%	0.92%	0.93%	0.92%	0.94%
Net expenses[4,5]	0.94	0.92	0.93	0.92	0.93
Net investment income	6.93	7.44	6.60	4.12	3.82
Portfolio turnover rate	95%	66%	40%	49%	71%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$5.04	$5.03	$5.27	$6.12	$5.88
Income (loss) from operations:
Net investment income	0.31	0.33	0.30	0.19	0.19
Net realized and unrealized gain (loss)	(0.01)	0.02	(0.23)	(0.83)	0.25
Total income (loss) from operations	0.30	0.35	0.07	(0.64)	0.44
Less distributions from:
Net investment income	(0.26)	(0.34)	(0.30)	(0.21)	(0.20)
Return of capital	(0.05)	(0.00)[2]	(0.01)	(0.00)[2]	—
Total distributions	(0.31)	(0.34)	(0.31)	(0.21)	(0.20)
Net asset value, end of year	$5.03	$5.04	$5.03	$5.27	$6.12
Total return[3]	6.18%	7.20%	1.49%	(10.63)%	7.65%
Net assets, end of year (000s)	$4,880	$4,519	$4,028	$4,455	$6,079
Ratios to average net assets:
Gross expenses	1.67%	1.66%	1.65%	1.67%	1.65%
Net expenses[4,5]	1.66	1.66	1.65	1.67	1.65
Net investment income	6.21	6.70	5.87	3.36	3.10
Portfolio turnover rate	95%	66%	40%	49%	71%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$5.06	$5.05	$5.29	$6.13	$5.89
Income (loss) from operations:
Net investment income	0.33	0.35	0.31	0.21	0.21
Net realized and unrealized gain (loss)	(0.02)	0.01	(0.22)	(0.82)	0.25
Total income (loss) from operations	0.31	0.36	0.09	(0.61)	0.46
Less distributions from:
Net investment income	(0.28)	(0.35)	(0.32)	(0.23)	(0.22)
Return of capital	(0.05)	(0.00)[2]	(0.01)	(0.00)[2]	—
Total distributions	(0.33)	(0.35)	(0.33)	(0.23)	(0.22)
Net asset value, end of year	$5.04	$5.06	$5.05	$5.29	$6.13
Total return[3]	6.25%	7.71%	1.63%	(10.16)%	7.92%
Net assets, end of year (000s)	$187	$162	$224	$455	$910
Ratios to average net assets:
Gross expenses	1.40%	1.37%	1.34%	1.37%	1.39%
Net expenses[4,5]	1.40	1.37	1.34	1.37	1.39
Net investment income	6.47	6.97	6.08	3.64	3.40
Portfolio turnover rate	95%	66%	40%	49%	71%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$5.08	$5.07	$5.31	$6.16	$5.92
Income (loss) from operations:
Net investment income	0.37	0.39	0.35	0.26	0.24
Net realized and unrealized gain (loss)	(0.03)	0.01	(0.23)	(0.84)	0.27
Total income (loss) from operations	0.34	0.40	0.12	(0.58)	0.51
Less distributions from:
Net investment income	(0.31)	(0.39)	(0.35)	(0.27)	(0.27)
Return of capital	(0.06)	(0.00)[2]	(0.01)	(0.00)[2]	—
Total distributions	(0.37)	(0.39)	(0.36)	(0.27)	(0.27)
Net asset value, end of year	$5.05	$5.08	$5.07	$5.31	$6.16
Total return[3]	7.03%	8.50%	2.36%	(9.62)%	8.70%
Net assets, end of year (000s)	$41,365	$572,292	$591,490	$557,981	$795,255
Ratios to average net assets:
Gross expenses	0.66%	0.64%	0.63%	0.65%	0.62%
Net expenses[4,5]	0.66	0.64	0.63	0.65	0.62
Net investment income	7.12	7.72	6.91	4.37	3.89
Portfolio turnover rate	95%	66%	40%	49%	71%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Income Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$5.07	$5.06	$5.31	$6.16	$5.92
Income (loss) from operations:
Net investment income	0.37	0.39	0.36	0.26	0.25
Net realized and unrealized gain (loss)	(0.02)	0.02	(0.24)	(0.83)	0.26
Total income (loss) from operations	0.35	0.41	0.12	(0.57)	0.51
Less distributions from:
Net investment income	(0.31)	(0.40)	(0.36)	(0.28)	(0.27)
Return of capital	(0.06)	(0.00)[2]	(0.01)	(0.00)[2]	—
Total distributions	(0.37)	(0.40)	(0.37)	(0.28)	(0.27)
Net asset value, end of year	$5.05	$5.07	$5.06	$5.31	$6.16
Total return[3]	7.15%	8.39%	2.45%	(9.52)%	8.80%
Net assets, end of year (000s)	$40,037	$335,318	$324,613	$328,288	$236,176
Ratios to average net assets:
Gross expenses	0.56%	0.54%	0.54%	0.54%	0.55%
Net expenses[4,5]	0.56	0.54	0.54	0.54	0.55
Net investment income	7.34	7.82	6.99	4.58	4.12
Portfolio turnover rate	95%	66%	40%	49%	71%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.60%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.
In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s

Western Asset Income Fund 2025 Annual Report

manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$20,518,170	$2,581,233	$23,099,403
Financials	—	16,928,396	0 *	16,928,396
Other Corporate Bonds & Notes	—	87,037,839	—	87,037,839
Collateralized Mortgage Obligations	—	66,718,013	—	66,718,013
Senior Loans:
Consumer Discretionary	—	7,510,740	1,125,974	8,636,714
Financials	—	12,231,338	864,300	13,095,638
Industrials	—	9,360,397	354,757	9,715,154
Materials	—	961,374	1,368,529	2,329,903
Sovereign Bonds	—	—	827,400	827,400
Other Senior Loans	—	25,485,614	—	25,485,614
Asset-Backed Securities	—	44,698,273	—	44,698,273
Sovereign Bonds	—	18,705,951	—	18,705,951
Common Stocks:
Consumer Discretionary	$499,639	—	—	499,639
Industrials	425,430	2,466	—	427,896
Materials	—	—	38,040	38,040
Warrants	—	302,267	—	302,267
U.S. Government & Agency Obligations	—	189,347	—	189,347
Non-U.S. Treasury Inflation Protected Securities	—	154,434	—	154,434
Purchased Options:
Exchange-Traded Purchased Options	31,500	—	—	31,500
OTC Purchased Options	—	4,844	—	4,844
Mortgage-Backed Securities	—	1,446	—	1,446
Total Long-Term Investments	956,569	310,810,909	7,160,233	318,927,711
Short-Term Investments†	11,526,843	—	—	11,526,843
Total Investments	$12,483,412	$310,810,909	$7,160,233	$330,454,554

Western Asset Income Fund 2025 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$327,101	—	—	$327,101
Forward Foreign Currency Contracts††	—	$339,735	—	339,735
Centrally Cleared Interest Rate Swaps††	—	266,336	—	266,336
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	28	—	28
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	57,822	—	57,822
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	383,923	—	383,923
OTC Total Return Swaps	—	52,741	—	52,741
Total Other Financial Instruments	$327,101	$1,100,585	—	$1,427,686
Total	$12,810,513	$311,911,494	$7,160,233**	$331,882,240
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$390,454	—	—	$390,454
Forward Foreign Currency Contracts††	—	$128,384	—	128,384
OTC Interest Rate Swaps	—	1,061,391	—	1,061,391
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	212,813	—	212,813
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	644	—	644
Total	$390,454	$1,403,232	—	$1,793,686

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
**	Investments of $2,581,233 are fair valued at cost as of July 31, 2025, in accordance with procedures approved by the Board.
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2024	Accrued premiums/ discounts	Realized gain (loss)[1]	Change in unrealized appreciation (depreciation)[2]	Purchases
Corporate Bonds & Notes:
Energy	—	$3,385	—	$(3,385)	$2,581,233
Financials	$161,400	—	—	(161,400)	—
Senior Loans:
Consumer Discretionary	5,746,126	9,572	$30,172	(69,720)	1,534,529
Energy	719,100	659	6,539	(6,298)	—
Financials	8,685,817	16,924	48,818	(32,289)	2,036,238
Health Care	2,131,558	(875)	(63,558)	248,029	—
Industrials	5,254,201	665	(73,594)	138,713	351,225
Information Technology	4,895,912	923	(20,947)	(37,882)	—
Materials	1,356,464	—	—	12,065	—
Sovereign Bonds	1,522,675	—	(12,375)	4,725	—
Common Stocks:
Materials	193,546	—	—	(155,506)	—
Total	$30,666,799	$31,253	$(84,945)	$(62,948)	$6,503,225

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[3]	Balance as of July 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2025[2]
Corporate Bonds & Notes:
Energy	—	—	—	$2,581,233	$(3,385)
Financials	—	—	—	0 *	(161,400)
Senior Loans:
Consumer Discretionary	$(6,124,705)	—	—	1,125,974	(16,747)
Energy	(720,000)	—	—	—	—
Financials	(9,891,208)	—	—	864,300	6,004
Health Care	(1,389,032)	—	$(926,122)	—	—
Industrials	(3,404,231)	—	(1,912,222)	354,757	4,338
Information Technology	(4,838,006)	—	—	—	—

Western Asset Income Fund 2025 Annual Report

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[3]	Balance as of July 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2025[2]
Materials	—	—	—	$1,368,529	$12,065
Sovereign Bonds	$(687,625)	—	—	827,400	4,725
Common Stocks:
Materials	—	—	—	38,040	(155,506)
Total	$(27,054,807)	—	$(2,838,344)	$7,160,233	$(309,906)

*	Amount represents less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions in unaffiliated securities in the accompanying Statement of Operations.
[2]
This amount is included in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities, to facilitate settlement of a foreign currency denominated portfolio transaction, or to attempt to enhance the Fund’s return or yield. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

Western Asset Income Fund 2025 Annual Report

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of July 31, 2025, the total notional value of all credit default swaps to sell protection was $32,733,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended July 31, 2025, see Note 4.
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the  Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the  Statement of

Western Asset Income Fund 2025 Annual Report

Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.
When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At July 31, 2025, the Fund had sufficient cash and/or securities to cover these commitments.
(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Western Asset Income Fund 2025 Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(m) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social,
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(o) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(p) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements,

Western Asset Income Fund 2025 Annual Report

collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of July 31, 2025, the Fund held forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $1,189,775. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of July 31, 2025, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,010,000 which could be used to reduce the required payment.
At July 31, 2025, the Fund held cash collateral from Citibank N.A. in the amount of $60,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.
(q) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(r) Distributions to shareholders. Distributions from net investment income of the Fund are recorded each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(s) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(t) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Income Fund 2025 Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Singapore, Western Asset Japan and Western Asset London provide certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency investments. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.80%, 0.70% and 0.60%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended July 31, 2025, fees waived and/or expenses reimbursed amounted to $18,563, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at July 31, 2025, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the year ended July 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended July 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $13,163 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. Class C shares and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended July 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$13,946	—
CDSCs	(544)	$65
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended July 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$405,203,854	$265,663,619
Sales	1,164,667,409	307,012,195
At July 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$347,994,197	$6,214,411	$(23,754,054)	$(17,539,643)
Futures contracts	—	327,101	(390,454)	(63,353)
Forward foreign currency contracts	—	339,735	(128,384)	211,351
Swap contracts	1,058,486	760,850	(1,274,848)	(513,998)

Western Asset Income Fund 2025 Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at July 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$31,500	$4,844	—	—	$36,344
Futures contracts[3]	327,101	—	—	—	327,101
Forward foreign currency contracts	—	339,735	—	—	339,735
OTC swap contracts[4]	—	—	—	$52,741	52,741
Centrally cleared swap contracts[5]	266,336	—	$441,773	—	708,109
Total	$624,937	$344,579	$441,773	$52,741	$1,464,030

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[3]	$390,454	—	—	$390,454
Forward foreign currency contracts	—	$128,384	—	128,384
OTC swap contracts[4]	1,061,391	—	—	1,061,391
Centrally cleared swap contracts[5]	—	—	$213,457	213,457
Total	$1,451,845	$128,384	$213,457	$1,793,686

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended July 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Market Risk	Total
Purchased options[1]	$(123,596)	$(389,307)	$(122,835)	$(388,362)	—	$(1,024,100)
Futures contracts	1,890,614	—	—	—	—	1,890,614
Written options	585,219	167,984	244,395	86,184	—	1,083,782
Swap contracts	(2,612,096)	—	2,379,665	—	$533,499	301,068
Forward foreign currency contracts	—	(2,695,793)	—	—	—	(2,695,793)
Total	$(259,859)	$(2,917,116)	$2,501,225	$(302,178)	$533,499	$(444,429)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Market Risk	Total
Purchased options[1]	$(12,679)	$(22,542)	$89,808	$54,391	—	$108,978
Futures contracts	(6,661,913)	—	—	—	—	(6,661,913)
Written options	—	—	(72,832)	(23,921)	—	(96,753)
Swap contracts	1,597,363	—	125,552	—	$85,489	1,808,404
Forward foreign currency contracts	—	1,206,456	—	—	—	1,206,456
Total	$(5,077,229)	$1,183,914	$142,528	$30,470	$85,489	$(3,634,828)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

During the year ended July 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$252,517
Written options†	34,357
Futures contracts (to buy)	257,485,364
Futures contracts (to sell)	26,426,213
Forward foreign currency contracts (to buy)	65,384,959
Forward foreign currency contracts (to sell)	99,785,266

Western Asset Income Fund 2025 Annual Report

Average Notional Balance**
Interest rate swap contracts	$54,341,611
Credit default swap contracts (buy protection)	5,768,083
Credit default swap contracts (sell protection)	35,549,814
Total return swap contracts	5,060,231

*	Based on the average of the market values at each month-end during the period.
†	At July 31, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of July 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$10,748	$(357,623)	$(346,875)	$357,623	$10,748
BNP Paribas SA	5,173	—	5,173	—	5,173
Citibank N.A.	80,622	(14,563)	66,059	(60,000)	6,059
Goldman Sachs Group Inc.	216,506	(84,143)	132,363	—	132,363
JPMorgan Chase & Co.	55,266	(733,446)	(678,180)	630,000	(48,180)
Morgan Stanley & Co. Inc.	29,005	—	29,005	—	29,005
Total	$397,320	$(1,189,775)	$(792,455)	$927,623	$135,168

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
For the year ended July 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$646,428	$338,249
Class C	48,099	5,217
Class C1	1,233	258
Class I	—	232,442
Class IS	—	402
Total	$695,760	$576,568
For the year ended July 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$6,319
Class C	118
Class C1	4
Class I	5,603
Class IS	6,519
Total	$18,563
6. Distributions to shareholders by class

	Year Ended July 31, 2025	Year Ended July 31, 2024
Net Investment Income:
Class A	$14,978,057	$19,150,692
Class C	249,427	278,579
Class C1	9,522	12,480
Class I	13,827,780	45,989,317
Class IS	15,498,152	25,631,341
Total	$44,562,938	$91,062,409
Return of Capital:
Class A	$2,982,342	$221,738
Class C	49,665	3,226
Class C1	1,896	145
Class I	2,753,305	532,492
Class IS	3,085,900	296,775
Total	$8,873,108	$1,054,376
7. Shares of beneficial interest
At July 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset Income Fund 2025 Annual Report

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended July 31, 2025		Year Ended July 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	5,337,446	$26,925,554	7,953,022	$39,697,852
Shares issued on reinvestment	3,525,215	17,751,891	3,821,723	19,062,572
Shares repurchased	(10,154,015)	(51,130,665)	(9,777,973)	(48,699,602)
Net increase (decrease)	(1,291,354)	$(6,453,220)	1,996,772	$10,060,822
Class C
Shares sold	238,815	$1,207,500	295,262	$1,478,070
Shares issued on reinvestment	59,389	299,012	56,423	281,292
Shares repurchased	(222,743)	(1,118,408)	(256,476)	(1,280,912)
Net increase	75,461	$388,104	95,209	$478,450
Class C1
Shares sold	4,188	$21,185	4,345	$21,712
Shares issued on reinvestment	2,263	11,418	2,529	12,625
Shares repurchased	(1,420)	(7,120)	(19,107)	(94,859)
Net increase (decrease)	5,031	$25,483	(12,233)	$(60,522)
Class I
Shares sold	4,989,698	$25,086,240	17,959,107	$90,304,861
Shares issued on reinvestment	3,142,105	16,005,406	8,821,881	44,256,701
Shares repurchased	(112,664,902)	(575,011,131)	(30,816,629)	(154,377,868)
Net decrease	(104,533,099)	$(533,919,485)	(4,035,641)	$(19,816,306)
Class IS
Shares sold	48,731,091	$247,094,763	8,540,070	$43,276,888
Shares issued on reinvestment	1,599,168	8,116,840	3,166,155	15,882,876
Shares repurchased	(108,476,756)	(547,264,275)	(9,732,913)	(49,222,395)
Net increase (decrease)	(58,146,497)	$(292,052,672)	1,973,312	$9,937,369
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
all or some portion of the year ended July 31, 2025. The following transactions were effected in such company for the year ended July 31, 2025.

	Affiliate Value at July 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$38,944,014	$610,573,366	610,573,366	$637,990,537	637,990,537

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$777,594	—	$11,526,843
9. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 7/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	603	3/25	$7,340	$2,466	$4.09	0.00%(a)
Spirit Airlines LLC, Warrants	73,904	3/25	899,660	302,267 (b)	4.09	0.09
			$907,000	$304,733		0.09%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.

Western Asset Income Fund 2025 Annual Report

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended July 31, 2025.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended July 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$44,562,938	$91,062,409
Tax return of capital	8,873,108	1,054,376
Total distributions paid	$53,436,046	$92,116,785
As of July 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(259,527,645)
Other book/tax temporary differences(a)	(357,840)
Unrealized appreciation (depreciation)(b)	(18,071,171)
Total distributable earnings (loss) — net	$(277,956,656)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains
(losses) on certain futures, options and foreign currency contracts, the difference between cash and accrual basis distributions paid and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and the difference between the book and tax cost basis of investments in limited partnerships.

12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Western Asset Income Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
13. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Income Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Income Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, portfolio company investee, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
September 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Income Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended July 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$24,401,636
Section 163(j) Interest Earned	§163(j)	$45,354,005
Interest Earned from Federal Obligations	Note (1)	$790,455
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Income Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between FTFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between FTFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between FTFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with FTFA, the “Advisers”) with respect to the Fund at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between FTFA and the Non-U.S. Subadvisers.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they

Western Asset Income Fund

recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional multi-sector income funds by Broadridge, showed, among other data, that the Fund’s performance for the 1- and 10-year periods ended December 31, 2024 was above the median and that the Fund’s performance for the 3- and 5-year periods ended December 31,
Western Asset Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
2024 was below the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, 5- and 10-year periods ended December 31, 2024.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because FTFA pays the Subadvisers for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional multi-sector income funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and its Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and its Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have

Western Asset Income Fund

attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Income Fund

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Western Asset
Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90040-AFSOI 9/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 22, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	September 22, 2025